Significant Accounting Policies - Schedule of Basic and Diluted Income per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Ordinary Shares Subject to Possible Redemption [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Income per Ordinary Share (Details) [Line Items]
Net income (loss) allocable to common stock	$ 636,370	$ 1,238,944	$ 487,178	$ 1,850,595	$ 3,649,962	$ 4,735,874
Weighted average shares outstanding	17,250,000	17,250,000	5,016,582	17,250,000	17,250,000	17,250,000
Basic net income (loss) per share	$ 0.04	$ 0.07	$ 0.1	$ 0.11	$ 0.21	$ 0.27
Diluted net income (loss) per share	$ 0.04	$ 0.07	$ 0.1	$ 0.11	$ 0.21	$ 0.27
Non-redeemable Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Income per Ordinary Share (Details) [Line Items]
Net income (loss) allocable to common stock	$ 253,307	$ 493,163	$ 555,046	$ 736,631	$ 1,452,870	$ 1,885,118
Weighted average shares outstanding	6,866,375	6,866,375	5,715,425	6,866,375	6,866,375	6,866,375
Basic net income (loss) per share	$ 0.04	$ 0.07	$ 0.1	$ 0.11	$ 0.21	$ 0.27
Diluted net income (loss) per share	$ 0.04	$ 0.07	$ 0.1	$ 0.11	$ 0.21	$ 0.27